Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 571	¥ 810	¥ 2,248	¥ 4,511
Remaining performance obligations, Transaction price	¥ 925		¥ 925		¥ 1,189
Estimated contract period			1 year		1 year